UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Partners, LLC
           -----------------------------------------------------
Address:   1999 Ave of the Stars,
           Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number: 28-
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

/s/ Alexander Rogers                 Los Angeles, CA                  05/11/2006
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           33
                                         -----------
Form 13F Information Table Value Total:     $292,237
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Primus Telecommunications      Bond             741929AL7      975 1200000 Prn      SOLE                  -      0    0
5.75%
Primus Telecommunications      Bond             741929AN3     2088 5000000 Prn      SOLE                  -      0    0
3.75%
UAL 5.00%                      Bond             902549AE4      146  140860 Prn      SOLE                  -      0    0
AEP Industries                 COM              001031103    19969  606043 Sh       SOLE             606043      0    0
Altria Group                   COM              02209S103    21258  300000 Sh       SOLE             300000      0    0
American Express               COM              025816109    44668  850000 Sh       SOLE             850000      0    0
Atari                          COM              04651M105      261  408300 Sh       SOLE             408300      0    0
Cheniere Energy                COM              16411R208    35499  875000 Sh       SOLE             875000      0    0
Comforce                       COM              20038K109      239   75000 Sh       SOLE              75000      0    0
Core Mark Holdings             COM              218681104      994   25989 Sh       SOLE              25989      0    0
Espeed                         COM              296643109      878  110200 Sh       SOLE             110200      0    0
Foster Wheeler                 COM              G36535139     2129   45000 Sh       SOLE              45000      0    0
Freescale Semi Class B         COM              35687M206    24993  900000 Sh       SOLE             900000      0    0
Hawaiian Holdings              COM              419879101      782  150000 Sh       SOLE             150000      0    0
Hospira                        COM              441060100    18941  480000 Sh       SOLE             480000      0    0
IHOP                           COM              449623107    29119  607400 Sh       SOLE             607400      0    0
MDC Holdings                   COM              552676108     3216   50000 Sh       SOLE              50000      0    0
McDermott International        COM              580037109     5445  100000 Sh       SOLE             100000      0    0
Mercer Insurance Group         COM              587902107     7947  419368 Sh       SOLE             419368      0    0
Microsoft                      COM              594918104     6803  250000 Sh       SOLE             250000      0    0
Millicom Intl Cellular         COM              L6388F110      316    6713 Sh       SOLE               6713      0    0
Procter & Gamble               COM              742718109    34578  600000 Sh       SOLE             600000      0    0
QLT Inc                        COM              746927102     2307  300000 Sh       SOLE             300000      0    0
Retail Ventures                COM              76128Y102     2199  150000 Sh       SOLE             150000      0    0
Sandisk                        COM              80004C101    14380  250000 Sh       SOLE             250000      0    0
Altria Put                     OPT              02209S953      443    3000     PUT  SOLE               3000      0    0
S&P 500 Put                    OPT              464287953     1030    2000     PUT  SOLE               2000      0    0
Altria Call                    OPT              02209S903     3090    3000     CALL SOLE               3000      0    0
Altria Call                    OPT              02209S903      410    2000     CALL SOLE               2000      0    0
Cheniere Energy Call           OPT              16411R908     1675    5000     CALL SOLE               5000      0    0
Microsoft Call                 OPT              594918904     3338   15000     CALL SOLE              15000      0    0
Procter & Gamble Call          OPT              742718909     1536    1600     CALL SOLE               1600      0    0
Procter & Gamble Call          OPT              742718909      585    1000     CALL SOLE               1000      0    0